Statements of Operations - JPY (¥) ¥ in Thousands		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue:
Total revenue		¥ 784,403	¥ 559,521	¥ 682,121
Cost of revenue and operating expenses:
Selling, general and administrative expenses		870,385	897,965	453,545
Total cost of revenue and operating expenses		1,231,587	1,188,055	698,360
Operating loss		(447,184)	(628,534)	(16,239)
Other income (expense):
Interest income (expense)		(31,028)	245	3,236
Foreign exchange gain (loss)		(2,130)	(4,230)	7,437
Other non-operating income (expenses)		421	(1,437)	386
Total other income (expense)		(32,737)	(5,422)	11,059
Net loss before tax		(479,921)	(633,956)	(5,180)
Income tax benefit (expense)
Net loss		¥ (479,921)	¥ (633,956)	¥ (5,180)
Net loss per share attributable to shareholders of the Company
Basic		¥ (44.49)	¥ (89.51)	¥ (0.73)
Diluted		¥ (44.49)	¥ (89.51)	¥ (0.73)
Weighted average stocks outstanding*
Basic	[1]	10,788,119	7,082,810	7,060,200
Diluted	[1]	10,788,119	7,082,810	7,060,200
Product [Member]
Revenue:
Total revenue		¥ 547,722	¥ 369,539	¥ 477,546
Cost of revenue and operating expenses:
Cost of revenue		341,136	272,458	226,282
SaaS, Maintenance and Others [Member]
Revenue:
Total revenue		156,683	93,830	141,264
Cost of revenue and operating expenses:
Cost of revenue		20,066	17,632	18,533
Product – Related Party [Member]
Revenue:
Total revenue		¥ 79,998	¥ 96,152	¥ 63,311

[1]	Giving retroactive effect to the 1 for 60 sub-division effected on October 24, 2024.